2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2012 Y
Accounting Policies [Abstract]
Estimated useful life of Patent	15
Shares of common stock	307,692
Convertible debt and option to purchase shares of common stock	1,600,000